Note 12 - Long-term Debt (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Senior Notes, Total	$ 150,000
The Term Loan [Member]
Long-term Debt, Total	$ 440,000
Debt Instrument, Periodic Payment, Percentage	5.00%
The Term Loan [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate	0.25%
The Term Loan [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Credit Agreement and Senior Notes [Member]
Debt Instrument, Interest Rate, Effective Percentage	3.40%	4.40%
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 450,000
Debt, Weighted Average Interest Rate	3.40%
Line of Credit Facility, Remaining Borrowing Capacity	$ 422,369
Letters of Credit Outstanding, Amount	$ 12,631	$ 6,316
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate	0.25%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.50%
Senior Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.84%
Number of Annual Principal Payments	5